Digital Currency and Risk Management - Schedule of digital currency and risk management (Details) $ in Thousands	12 Months Ended
Mar. 31, 2024 USD ($)
Bitcoin [Member]
Digital Currency And Risk Management [Line Items]
Impact of 5% variance in price	$ 8,063